UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/14

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON
INVESTMENTS

Semiannual Report
November 30, 2014

Franklin Short Duration U.S. Government ETF

A SERIES OF FRANKLIN ETF TRUST

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Focus on Investment Excellence

At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

Global Perspective Shaped by Local Expertise

In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

Strength and Experience

Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/13. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Semiannual Report
Franklin Short Duration
U.S. Government ETF	1
Performance Summary	4
Your Fund’s Expenses	6
Financial Highlights and
Statement of Investments	7
Financial Statements	11
Notes to Financial Statements	14
Shareholder Information	20

Semiannual Report

Franklin Short Duration U.S. Government ETF

This semiannual report for Franklin Short Duration U.S. Government ETF covers the period ended November 30, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preservation of capital, by investing at least 80% of net assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.1 The Fund targets an estimated average portfolio duration of three years or less.

Performance Overview

For the six months under review, the Fund delivered cumulative total returns of +0.22% based on market price and +0.35% based on net asset value. In comparison, the Barclays U.S. Government Index: 1-3 Year Component produced a +0.42% total return for the same period.2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you redeem or sell your shares. Current performance may differ from figures shown. Please visit etf.franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

The U.S. economy continued to grow during the six-month period ended November 30, 2014. Economic activity expanded in the third quarter, resulting largely from increased personal consumption, business investments, federal defense spending and a narrower trade deficit. Manufacturing activity increased through the period under review. The housing market improved as home prices rose and mortgage rates generally moderated. The unemployment rate declined to 5.8% in November 2014 from 6.3% in May.3 Retail sales, however, generally missed consensus expectations. Inflation, as measured by the Consumer Price Index, remained low for the period.

1. Some securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund’s net asset value, trading price and yield are not guaranteed and will fluctuate with market conditions. Please see the Fund’s prospectus for the level of credit support offered by government agency or instrumentality issues.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
3. Source: Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 8.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

The U.S. Federal Reserve Board (Fed) ended its bond buying program in October, after gradually reducing its purchases during the six-month period, based on its view that underlying economic strength could support ongoing progress in labor market conditions. The Fed reaffirmed it would maintain its near-zero interest rate policy for a “considerable time” and stated its actions to normalize monetary policy remained dependent on economic performance. Additionally, the Fed noted that although inflation might remain low in the near term, the likelihood of inflation running persistently below its 2% longer term goal had diminished somewhat since early this year.

The 10-year Treasury yield declined from 2.48% at the beginning of the period to 2.18% at period-end, as investors shifted to less risky assets given the crises in Ukraine and the Middle East, weak economic data in Europe and Japan, record-low bond yields and lower Treasury issuance.

Investment Strategy

We invest predominantly in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. We analyze securities using proprietary and nonproprietary research to help us identify attractive investment opportunities, primarily from across multiple investment grade debt sectors, including government and government agency debt securities, Treasury Inflation-Protected Securities (TIPS), adjustable rate mortgages (ARMs) and mortgage-backed securities (MBS). When making investment decisions, we evaluate key factors including interest rates, inflation and risk premiums. Through a short duration portfolio, we seek to position the Fund to be less affected by interest rate changes than a fund with a longer duration. In addition, we may use interest rate-related derivative transactions, such as interest rate, bond, U.S. Treasury and fixed income futures contracts to obtain net long or short exposures to selected interest rates or durations. Unlike many exchange-traded funds (ETFs) designed to replicate the performance of a specified index, the Fund is an actively managed ETF.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an asset at a specific price on a future date.

Dividend Distributions*
6/1/14–11/30/14
Dividend per Share
Month	(cents)
June	14.893
July	18.111
August	15.483
September	14.173
October	14.626
November	13.723
Total	91.009

*All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

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FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

Manager’s Discussion

During the period, the Fund’s exposure to agency adjustable and fixed-rate mortgages contributed to performance as mortgages generally outperformed similar-duration U.S. Treasuries. The Fund’s focus on seasoned, shorter maturity, high-quality ARMs that tend to be less sensitive to interest rate changes was a primary contributor to performance as prepayment rates remained subdued. Yield curve positioning and allocation to TIPS were among the largest detractors over the period as yields moved lower across the yield curve and TIPS declined in value. Security selection in agency debentures also marginally detracted from performance.

What is the yield curve?

The yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates. The most frequently reported yield curve compares three-month, two-year, five-year and 30-year U.S. Treasury debt.

The Fund invested in U.S. Treasuries, agency debentures, agency mortgage pass-through securities and other U.S. government-related bonds and cash investments. We looked for valuations we considered attractive within lower interest rate risk government bond markets. We used U.S. Treasury futures contracts for duration management.

Mortgage spreads were generally range-bound over the period, although they remained on the tighter end of longer term historical ranges. Questions remained about the source of demand for agency MBS after the Fed ceased its buying program, which occurred at the end of October. Although the recent decline in gross issuance and the Fed’s continued reinvestment of mortgage prepayments may continue to contribute to somewhat tighter spreads, we felt that recent spreads were too tight and did not adequately compensate investors for the risks. We continued to focus on seasoned, shorter maturity ARMs and remained cautious about duration risk in the shorter end of the yield curve.

The Fund’s strategy to use U.S. Treasury futures seeking to hedge duration/interest rate risk impacted the Fund’s overall return over the period.

Thank you for your participation in Franklin Short Duration U.S. Government ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

Performance Summary as of November 30, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the redemption or sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Share Prices
Symbol: FTSD						11/30/14				5/31/14				Change
Net Asset Value (NAV)						$99.42				$99.98			-$	0.56
Market Price (NYSE MKT)						$99.35				$100.04			-$	0.69

Distributions
						Dividend
						Income
6/1/14–11/30/14						$0.91009

Performance[1]
		Cumulative				Average Annual				Average Annual Total
		Total Return[2]				Total Return[2]				Return (12/31/14)[3]				Total Annual
		Based		Based on		Based		Based on		Based		Based on		Operating Expenses[4]
		on NAV[5] market price[6]				on NAV[5]		market price[6]		on NAV[5]		market price[6]		(with waiver)	(without waiver)
														0.30%	0.51%
6-Month	+	0.35%	+	0.22%	+	0.35%	+	0.22%
1-Year	+	0.81%	+	0.62%	+	0.81%	+	0.62%	+	0.59%	+	0.77%
Since Inception (11/4/13)	+	1.44%	+	1.05%	+	1.34%	+	0.97%	+	1.15%	+	0.95%

		30-Day Standardized Yield[8]
Distribution Rate[7]		(with waiver) (without waiver)
1.66%				0.88%		0.32%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you redeem or sell your shares. Current performance may differ from figures shown. Please visit etf.franklintempleton.com or call (800) 342-5236 for more recent month-end performance.

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FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s net asset value, trading price and yield. Bond prices, and thus a fund’s net asset value and trading price, generally move in the opposite direction of interest rates. Therefore, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s net asset value, trading price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. ETFs trade like stocks, fluctuate in market value and may trade at prices above or below the ETF’s net asset values. Brokerage commissions and ETF expenses will reduce returns. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a discussion of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through at least 9/30/15 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, unless otherwise noted;
without these reductions, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Assumes reinvestment of distributions based on net asset value.
6. Assumes reinvestment of distributions based on market price.
7. Distribution rate is based on an annualization of the 13.723 cent per share November dividend and the NAV of $99.42 per share on 11/30/14.
8. The 30-day standardized yield for the 30 days ended 11/30/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements. The 30-day standardized yield, with and without waiver, is calculated at net asset value.

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FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including brokerage commissions on purchases and sales of Fund shares; and
  Ongoing Fund costs, including management fees and other Fund expenses. All ETFs have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other ETFs. The table assumes a $1,000 investment held for the periods indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/14	Value 11/30/14	Period* 6/1/14–11/30/14
Actual	$1,000	$1,003.50	$1.51
Hypothetical (5% return before expenses)	$1,000	$1,023.56	$1.52
*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, of 0.30%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other ETFs. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other ETFs.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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	FRANKLIN ETF TRUST

Financial Highlights
Franklin Short Duration U.S. Government ETF
	Six Months Ended
	November 30, 2014	Period Ended
	(unaudited)	May 31, 2014[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of the period	$99.98	$100.00
Income from investment operations[b]:
Net investment income[c]	0.58	0.81
Net realized and unrealized gains (losses)	(0.23)	0.27
Total from investment operations	0.35	1.08
Less distributions from net investment income	(0.91)	(1.10)
Net asset value, end of period	$99.42	$99.98
Market value, end of period	$99.35	$100.04

Total returns[d]
Total return (based on net asset value per share)	0.35%	1.08%
Total return (based on market value per share)	0.22%	0.82%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.62%	0.61%
Expenses net of waiver and payments by affiliates	0.30%	0.30%
Net investment income (loss)	1.16%	1.42%

Supplemental data
Net assets, end of period (000’s)	$27,440	$27,595
Portfolio turnover rate	86.59%	98.35%
Portfolio turnover rate excluding mortgage dollar rolls[f]	71.73%	64.98%

aFor the period November 4, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of creation unit Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Market value total return is calculated assuming an initial investment at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period.
eRatios are annualized for periods less than one year.
fSee Note 1(d) regarding mortgage dollar rolls.

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FRANKLIN ETF TRUST

Statement of Investments, November 30, 2014 (unaudited)

Franklin Short Duration U.S. Government ETF
	Principal
	Amount	Value
U.S. Government and Agency Securities 44.0%
Dragon 2012 LLC, U.S. Government Guaranteed, 1.972%, 3/12/24	$82,664	$82,155
[a]Federal Agricultural Mortgage Corp. Guaranteed Trust 07-1, 144A, 5.125%, 4/19/17	275,000	302,949
Federal Farm Credit Banks, 5.125%, 8/25/16	225,000	242,720
FHLB, 5.375%, 5/18/16	975,000	1,046,940
FHLMC, 0.50%, 5/13/16	475,000	476,327
FHLMC, 0.75%, 1/12/18	300,000	297,228
FHLMC, 0.875%, 3/07/18	510,000	506,284
FHLMC, 2.00%, 8/25/16	750,000	770,596
FHLMC, 5.00%, 4/18/17	250,000	275,257
FICO, D-P, Strip, 9/26/19	110,000	100,879
FICO, E-P, Strip, 11/02/18	225,000	211,437
FNMA, 0.375%, 7/05/16	1,000,000	1,000,242
FNMA, 0.875%, 2/08/18	280,000	278,237
FNMA, 1.875%, 9/18/18	125,000	127,628
FNMA, 5.00%, 2/13/17	500,000	547,651
FNMA, 6.625%, 11/15/30	250,000	364,203
FNMA, 7.125%, 1/15/30	250,000	378,315
Overseas Private Investment Corp., A, Strip, 11/15/20	225,000	257,333
TVA, 5.50%, 7/18/17	500,000	558,723
[b]U.S. Treasury Bonds, Index Linked, 2.375%, 1/15/25	252,558	300,643
U.S. Treasury Note,
1.00%, 8/31/16	475,000	480,196
1.50%, 6/30/16	285,000	290,410
1.50%, 7/31/16	645,000	657,447
[b]Index Linked, 0.125%, 4/15/16	539,190	543,150
[b]Index Linked, 0.125%, 4/15/17	1,084,670	1,099,160
[b]Index Linked, 2.375%, 1/15/17	259,672	276,227
[b]Index Linked, 1.625%, 1/15/18	448,803	476,643
Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19	120,000	120,858
Total U.S. Government and Agency Securities (Cost $12,128,132)		12,069,838
Mortgage-Backed Securities 57.0%
[c]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 20.1%
FHLMC, 1.936%, 4/01/37	90,929	95,753
FHLMC, 1.972%, 3/01/35	609,192	637,555
FHLMC, 1.991%, 8/01/34	731,146	770,523
FHLMC, 2.10%, 8/01/33	164,636	175,397
FHLMC, 2.153%, 4/01/28	188,049	192,254
FHLMC, 2.185%, 4/01/36	302,988	320,842
FHLMC, 2.217%, 1/01/36	66,632	70,770
FHLMC, 2.277%, 9/01/36	233,175	248,804
FHLMC, 2.285%, 1/01/38	96,132	102,662
FHLMC, 2.328%, 12/01/36	155,002	165,866
FHLMC, 2.332%, 6/01/37	317,161	338,830
FHLMC, 2.345%, 1/01/36	108,073	116,236
FHLMC, 2.35%, 10/01/33	36,336	38,764
FHLMC, 2.367%, 1/01/35	29,647	31,543
FHLMC, 2.375%, 11/1/33 - 7/1/34	234,018	248,660
FHLMC, 2.375%, 7/1/34	337,138	350,868
FHLMC, 2.385%, 6/01/41	690,795	741,746
FHLMC, 2.396%, 1/01/36	40,766	43,667

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FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)
	Principal
	Amount	Value
Mortgage-Backed Securities (continued)
[c]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 2.411%, 9/01/35	$359,151	$384,769
FHLMC, 2.421%, 4/01/37	150,641	162,235
FHLMC, 2.445%, 3/01/35	55,861	60,091
FHLMC, 2.534%, 11/01/33	174,212	186,950
FHLMC, 4.604%, 9/01/34	33,697	35,667
		5,520,452
[c]Federal National Mortgage Association (FNMA) Adjustable Rate 34.2%
FNMA, 1.808%, 6/01/35	196,084	208,875
FNMA, 1.885%, 2/01/33	252,265	265,039
FNMA, 1.916%, 3/01/35	734,000	773,570
FNMA, 1.945%, 11/01/35	115,026	121,480
FNMA, 2.01%, 9/01/35	219,049	230,955
FNMA, 2.086%, 7/01/35	605,022	648,177
FNMA, 2.158%, 2/01/35	234,277	252,859
FNMA, 2.171%, 12/01/33	358,310	382,501
FNMA, 2.203%, 7/01/35	438,032	465,750
FNMA, 2.205%, 8/01/36	396,193	425,133
FNMA, 2.21%, 3/01/35	609,172	648,232
FNMA, 2.229%, 1/01/38	730,452	784,970
FNMA, 2.25%, 10/01/33	317,908	338,115
FNMA, 2.254%, 9/01/35	262,748	279,909
FNMA, 2.257%, 3/01/36	239,510	255,100
FNMA, 2.263%, 4/01/40	136,586	146,348
FNMA, 2.31%, 9/01/35	339,083	361,418
FNMA, 2.311%, 9/01/37	2,965	3,187
FNMA, 2.355%, 6/01/35	164,005	175,038
FNMA, 2.359%, 8/01/39	33,369	35,683
FNMA, 2.366%, 9/01/36	198,154	212,266
FNMA, 2.37%, 4/01/34	215,564	230,700
FNMA, 2.375%, 3/01/35	275,537	296,945
FNMA, 2.376%, 9/01/35	228,099	244,768
FNMA, 2.442%, 11/01/34	51,824	55,443
FNMA, 2.454%, 5/01/35	492,671	525,898
FNMA, 2.468%, 1/01/37	171,606	184,555
FNMA, 2.513%, 8/01/37	249,002	267,458
FNMA, 2.934%, 3/01/36	85,142	91,267
FNMA, 3.547%, 9/01/40	448,132	482,111
		9,393,750
Federal National Mortgage Association (FNMA) Fixed Rate 2.7%
[d]FNMA, 3.00%, 12/15/29	350,000	364,492
[d]FNMA, 3.50%, 12/15/44	350,000	364,821
		729,313
Total Mortgage-Backed Securities (Cost $15,443,475)		15,643,515
Total Investments before Short Term Investments (Cost $27,571,607)		27,713,353

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FRANKLIN ETF TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)
					Shares	Value
Short Term Investments (Cost $293,940) 1.1%
Money Market Funds 1.1%
[e,f]Institutional Fiduciary Trust Money Market Portfolio					293,940	$293,940
Total Investments (Cost $27,865,547) 102.1%						28,007,293
Other Assets, less Liabilities (2.1)%						(567,390)
Net Assets 100.0%						$27,439,903

At November 30, 2014, the Fund had the following financial futures contracts outstanding. See Note 1(c).

Financial Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
U.S. Treasury 5 Yr. Note	Short	13	$ 1,553,398	3/31/15	$ —	$(4,194)
U.S. Treasury 10 Yr. Note	Short	10	1,270,469	3/20/15	—	(5,650)
U.S. Treasury Long Bond	Short	5	713,125	3/20/15	—	(5,442)
Net unrealized appreciation (depreciation)						$(15,286)

See Abbreviations on page 19.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees.
At November 30, 2014, the value of this security was $302,949, representing 1.10% of net assets.
bPrincipal amount of security is adjusted for inflation. See Note 1(f).
cThe coupon rate shown represents the rate at period end.
dA portion or all of the security purchased on a to-be-announced (TBA) basis. See Note 1(b).
eNon-income producing.
fSee Note 3(c) regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

10 | Semiannual Report | The accompanying notes are an integral part of these financial statements. etf.franklintempleton.com

FRANKLIN ETF TRUST

Financial Statements

Statement of Assets and Liabilities
November 30, 2014 (unaudited)

Franklin Short Duration U.S. Government ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$27,571,607
Cost – Sweep Money Fund (Note 3c)	293,940
Total cost of investments	$27,865,547
Value – Unaffiliated issuers	$27,713,353
Value – Sweep Money Fund (Note 3c)	293,940
Total value of investments	28,007,293
Receivables:
Investment securities sold	74,942
Affiliates	11,891
Interest	94,542
Due from brokers	33,450
Total assets	28,222,118
Liabilities:
Payables:
Investment securities purchased	723,965
Distributions to shareholders	37,875
Variation margin	8,891
Accrued expenses and other liabilities	11,484
Total liabilities	782,215
Net assets, at value	$27,439,903
Net assets consist of:
Paid-in capital	$27,612,208
Undistributed net investment income (distributions in excess of net investment income)	(91,795)
Net unrealized appreciation (depreciation)	126,460
Accumulated net realized gain (loss)	(206,970)
Net assets, at value	$27,439,903
Shares outstanding	276,000
Net asset value per share	$99.42

etf.franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 11

FRANKLIN ETF TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the period ended November 30, 2014 (unaudited)

Franklin Short Duration U.S. Government ETF

Investment income:
Interest	$270,256
Paydown gain (loss)	(68,701)
Total investment income	201,555
Expenses:
Management fees (Note 3a)	41,432
Custodian fees (Note 4)	125
Reports to shareholders	4,390
Registration and filing fees	8,024
Professional fees	21,894
Pricing fees	6,000
Other	3,828
Total expenses	85,693
Expenses waived/paid by affiliates (Note 3c and 3d)	(44,289)
Net expenses	41,404
Net investment income	160,151
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(30,275)
Futures contracts	(60,950)
Net realized gain (loss)	(91,225)
Net change in unrealized appreciation (depreciation) on investments	26,901
Net realized and unrealized gain (loss)	(64,324)
Net increase (decrease) in net assets resulting from operations	$95,827

12 | Semiannual Report | The accompanying notes are an integral part of these financial statements. etf.franklintempleton.com

	FRANKLIN ETF TRUST
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Short Duration U.S. Government ETF

	Six Months Ended
	November 30, 2014	Period Ended
	(unaudited)	May 31, 2014[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$160,151	$219,370
Net realized gain (loss) from investments and futures contracts	(91,225)	(34,012)
Net change in unrealized appreciation (depreciation) on investments	26,901	99,559
Net increase (decrease) in net assets resulting from operations	95,827	284,917
Distributions to shareholders from net investment income	(251,185)	(301,864)
Capital share transactions (Note 2)	—	27,612,208
Net increase (decrease) in net assets	(155,358)	27,595,261
Net assets:
Beginning of period	27,595,261	—
End of period	$27,439,903	$27,595,261
Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of period	$(91,795)	$(761)

[a]For the period November 4, 2013 (commencement of operations) to May 31, 2014.
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FRANKLIN ETF TRUST

Notes to Financial Statements (unaudited)

Franklin Short Duration U.S. Government ETF

1. Organization and Significant Accounting Policies

The Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Short Duration U.S. Government ETF (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Sufficient assets have been segregated for these securities.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required

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FRANKLIN ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable on the Statement of Assets and Liabilities.

See Note 7 regarding other derivative information.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately on the Statement of Operations. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

1. Organization and Significant Accounting

Policies (continued)

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund are issued and redeemed at their respective NAV only in blocks of 25,000 shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed for cash and/or in-kind.

Authorized participants pay a standard transaction fee of $500 to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance or redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee of up to 3.00% for creation transactions and 2.00% for redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. During the period no variable fees were charged.

At November 30, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Period Ended
	November 30, 2014		May 31, 2014[a]
	Shares	Amount	Shares	Amount
Shares sold	—	$ —	276,000	$27,612,208

[a]For the period November 4, 2013 (commencement of operations) to May 31, 2014.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

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FRANKLIN ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.30% per year of the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, as noted on the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

d. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) of the Fund do not exceed 0.30% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2015.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2014, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains.

At May 31, 2014, the Fund had capital loss carryforwards as follows:

Capital loss carryforwards not subject to expiration:
Short term	$76,470
Long term	25,253
Total capital loss carryforwards	$101,723

At November 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$27,888,859

Unrealized appreciation	$255,957
Unrealized depreciation	(137,523)
Net unrealized appreciation (depreciation)	$118,434

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and bond discounts and premiums.

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FRANKLIN ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2014, aggregated $24,864,647 and $25,796,862, respectively.

7. Other Derivative Information

At November 30, 2014, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and	Fair Value	Statement of Assets and	Fair Value
Hedging Instruments	Liabilities Location	Amount	Liabilities Location	Amount
Interest rate contracts	Net assets consist of – net		Variation margin / Net assets
	unrealized appreciation		consist of – net unrealized
	(depreciation)	$ —	appreciation (depreciation)	$(15,286)[a]

aIncludes cumulative appreciation (depreciation) of futures contracts as reported separately in the Statement of Investments. Only current day’s variation margin is separately reported within the Statement of Assets and Liabilities.

For the period ended November 30, 2014, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Change in
Unrealized
Derivative Contracts		Realized	Appreciation
Not Accounted for as		Gain (Loss)	(Depreciation)
Hedging Instruments	Statement of Operations Locations	for the Period	for the Period
Interest rate contracts	Net realized gain (loss) from futures contracts / Net
change in unrealized appreciation (depreciation)
	on investments	$(60,950)	$(17,863)

For the period ended November 30, 2014, the average month end fair value of derivatives represented less than 0.01% of average month end net assets. The average month end number of open derivative contracts for the period was 22.

See Note 1(c) regarding derivative financial instruments.

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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FRANKLIN ETF TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2014 in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$12,069,838	$—	$12,069,838
Mortgage-Backed Securities	—	15,643,515	—	15,643,515
Short Term Investments	293,940	—	—	293,940
Total Investments in Securities	$293,940	$27,713,353	$—	$28,007,293
Liabilities:
Other Financial Instruments:
Financial Futures Contracts	$15,286	$—	$—	$15,286

9. New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

FHLB    Federal Home Loan Bank
FICO     Financing Corp.
TVA      Tennessee Valley Authority

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Semiannual Report | 19

FRANKLIN ETF TRUST

FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at etf.franklintempleton.com.

20 | Semiannual Report

etf.franklintempleton.com

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.      N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer – Finance and Administration

Date  January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer – Finance and Administration

Date  January 27, 2015

By /s/ Gaston Gardey

Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  January 27, 2015